Costs and Expenses by Nature (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Costs and Expenses by Nature
Cost of goods sold and services	R$ (473,135)	R$ (396,829)	R$ (378,003)
Commercial expenses	(194,043)	(164,439)	(165,169)
General and administrative expenses	(471,626)	(430,279)	(406,352)
Impairment loss on accounts receivable	(45,904)	(32,726)	(25,015)
Other operating income, net	1,020	5,554	4,283
Costs and Expenses by Nature	R$ (1,183,688)	R$ (1,018,719)	R$ (970,256)